Table of Contents

      USAA Family of Funds                                              1
      Message from the President                                        2
      Investment Review                                                 4
      Message from the Managers                                         5
      Financial Information:
         Portfolio of Investments                                      10
         Notes to Portfolio of Investments                             22
         Statement of Assets and Liabilities                           23
         Statement of Operations                                       24
         Statements of Changes in Net Assets                           25
         Notes to Financial Statements                                 26



Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

            USAA Investment Management Company
            Attn: Report Mail
            9800 Fredericksburg Road
            San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Cornerstone Strategy Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1999, USAA. All rights reserved.



USAA Family of Funds Summary

         Fund                                             Minimum
       Type/Name                     Volatility          Investment*
       ---------                     ----------          ----------

 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets(1)               Very high               $3,000
 First Start Growth                Moderate to high        $3,000
 Gold(1)                           Very high               $3,000
 Growth                            Moderate to high        $3,000
 Growth & Income                   Moderate                $3,000
 International(1)                  Moderate to high        $3,000
 S&P 500 (Registered Trademark)
  Index(2)                         Moderate                $3,000
 Science & Technology(5)           Very high               $3,000
 World Growth(1)                   Moderate to high        $3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy(1)              Moderate                $3,000
 Cornerstone Strategy(1)           Moderate                $3,000
 Growth and Tax
  Strategy(3)                      Moderate                $3,000
 Growth Strategy(1)                Moderate to high        $3,000
 Income Strategy                   Low to moderate         $3,000

 INCOME - TAXABLE
===============================================================================
 GNMA                              Low to moderate         $3,000
 Income                            Moderate                $3,000
 Income Stock                      Moderate                $3,000
 Short-Term Bond                   Low                     $3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term(3)                      Moderate                $3,000
 Intermediate-Term(3)              Low to moderate         $3,000
 Short-Term(3)                     Low                     $3,000
 State Bond Income(3)**            Moderate                $3,000

 MONEY MARKET
===============================================================================
 Money Market(4)                   Very low                $3,000
 Tax Exempt
  Money Market(3),(4)              Very low                $3,000
 Treasury Money
  Market Trust(4)                  Very low                $3,000
 State Money Market(3),(4)**       Very low                $3,000

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2) S&P 500 (Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.

(4) An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

(5) This Fund may be more volatile than a fund that diversifies across many industries.

 * The InveStart (Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

** California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.





Message from the President

[Photograph of President and Vice Chairman of the Board - Michael J.C. Roth, CFA appears here.]

Since my last message to Investment Trust shareholders, the stock market has reminded us that intense emotions are part of the investment process. In August, the unraveling of markets around the world was downright scary. Huge daily drops, the rampage into treasury bonds while other income markets dried up, and the antics of huge hedge funds made for confusion and fear. At such times, it becomes very hard for people to remember the long-term plans they have made for their portfolios.

A scant three months later, stock markets have recouped losses and bond markets have settled down. August looks like a momentary aberration. With the retreat of fear, we are now seeing something the financial press has tagged "Internet stocks." These are various companies, going public for the first time, whose business is closely tied to Internet commerce. Some have soared to prices ten times their initial offering, even though they have little or no earnings and traditional analysts can detect little to support such lofty prices. In the 1600s, investors got the idea that tulip bulbs, which Dutch traders brought home on their voyages, were highly valuable and bid their prices to incredible levels. Those prices collapsed and the word "tulip" took on a special meaning for investment professionals. The tulip craze became a classic example of irrational investor behavior. When I watch the Internet IPOs, I think "Tulip."

This tells me that emotions can run both ways, from panic to euphoria, and make people forget their long-term investment plans. But, you need those plans most of all when the emotions are rampant. Trading in calm markets prepares you to avoid trading during raging markets.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board





For more complete information about mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call for a prospectus. Read it carefully before investing.

Although none of the investments mentioned are guaranteed or insured, government bonds are backed by the full faith and credit of the U.S. Government. Common stocks are considered to have the most risk, followed by corporate bonds and government bonds. All of these vehicles are subject to tax. If held to maturity, bonds offer a fixed rate of return and fixed principal value. Return and principal value of an investment in stocks will fluctuate.

Past performance is no guarantee of future results.







Investment Review


USAA CORNERSTONE STRATEGY FUND

OBJECTIVE:  Achieve  a  positive,   inflation-adjusted  rate  of  return  and  a
reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital.

--------------------------------------------------------------------------------
                                         11/30/98              5/31/98
--------------------------------------------------------------------------------
  Net Assets                           $1,364.1  Million    $1,500.3  Million
  Net Asset Value Per Share                 $27.19               $29.89
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/98
--------------------------------------------------------------------------------
       5/31/98 to 11/30/98(+)      1 Year         5 Years        10 Years
              -5.56%                1.65%         10.93%          10.57%
--------------------------------------------------------------------------------


(+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.



---------------------------------
CUMULATIVE PERFORMANCE COMPARISON
---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund, the S&P 500 Index, and the Lipper Global Flexible Portfolio Funds Average for the period of 11/30/88 through 11/30/98. The data points from the graph are as follows:

            USAA Cornerstone      S&P 500          Lipper
              Strategy Fund        Index          Average
              -------------       -------        --------

11/30/88       $10,000            $10,000        $10,000
05/31/89        10,752             11,922         10,545
11/30/89        12,039             13,079         11,250
05/31/90        11,747             13,899         11,224
11/30/90        10,820             12,625         10,501
05/31/91        12,075             15,534         11,589
11/30/91        12,141             15,187         11,625
05/31/92        13,180             17,061         12,308
11/30/92        13,383             17,988         12,609
05/31/93        15,579             19,039         13,826
11/30/93        16,262             19,800         14,378
05/31/94        16,845             19,847         14,438
11/30/94        16,427             20,007         14,141
05/31/95        17,928             23,848         15,431
11/30/95        19,211             27,396         16,471
05/31/96        21,117             30,624         17,476
11/30/96        23,058             35,024         18,632
05/31/97        24,694             39,639         19,481
11/30/97        26,876             45,007         20,604
05/31/98        28,928             51,791         21,976
11/30/98        27,319             55,667         21,568

Data from 11/30/88 through 11/30/98



The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund to the S&P 500 Index and the Lipper Global Flexible Portfolio Funds Average, an average performance level of all global flexible portfolio funds, as reported by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.







Message from the Managers


[Photograph of Portfolio Managers appears here: Standing L to R: W. Travis Selmier, II, CFA (International Stocks), David G. Peebles, CFA (International Stocks), Albert C. Sebastian, CFA (International Stocks), R. David Ullom, CFA (Allocation Manager, Basic Value Stocks), and Mark W. Johnson, CFA (Gold and Real Estate Securities); Seated: John W. Saunders, Jr., CFA (U.S. Government Securities)]


FUND OVERVIEW

The USAA Cornerstone Strategy Fund continues to maintain a diversity of securities for the purpose of generating positive, inflation-adjusted rates of return. As a percentage of net assets, the Fund invests in the following sectors: Basic Value Stocks (22-28%), International Stocks (22-28%), Real Estate Securities (22-28%), U.S. Government Securities (22-28%), and Gold Securities (0-10%). The asset allocation of the Fund as of November 30, 1998, is shown in the pie chart on page 8. The return for the six months ended November 30, 1998 was -5.56% versus -1.39% for the Lipper Global Flexible Portfolio Funds Average.
(1)

(1)Refer to page 4 for the Lipper Average definition.


BASIC VALUE CATEGORY

The Basic Value sector of the Fund was one of the better performing sectors for the first six months of the current fiscal year. Performance in this category was helped by weighting in technology (Intel Corp and Applied Materials) and healthcare (Pharmacia & Upjohn, American Home Products, Bristol Myers Squibb, and Bausch & Lomb). The sectors' exposure to retailers (J.C. Penney, Sears, and May Department Stores), capital goods (Deere, Boeing, and B.F. Goodrich) and basic materials (Olin Corp and Monsanto) hindered performance.

Market recovery from lows reached in September appears to be the direct result of the Federal Reserve Board's cuts in interest rates. Given these cuts, the market seems less concerned with economic problems in certain emerging markets (Southeast Asia, Latin America and Russia) and with any spillover effect on corporate earnings growth for domestic companies. We do not fully agree with this since corporate earnings growth may slow substantially in 1999.

Stocks added to the sector during the latest six months include Avery Denison, Ralston Purina, Proctor & Gamble and Microsoft. Two stocks eliminated during the time period were Chrysler and RJR.


INTERNATIONAL CATEGORY

European equities turned downward around mid year while Asian markets staged a rebound on currency strength. Latin America and Canada continued to perform poorly.

Europe - European markets performed poorly over the period primarily because of further deterioration in the economic fundamentals of Russia and lower forecasted economic growth. The financial sector, which had led the market in the first half of 1998, sharply underperformed as many banks had to increase their credit loss provisions on account of their emerging markets exposure. Defensive stocks, such as utilities and consumer non-durables (e.g. tobacco, food), outperformed the general indices. European markets rebounded sharply in October and November as the U.S. and selected European central banks cut interest rates.

Emerging Markets - The last six months have been a tale of two quarters for emerging markets; a tumultuous summer culminating in August's massive sell-off was followed by a strong recovery in investor sentiment. This resulted in pushing emerging markets back up over 30% from its bottom in early September. The change in investor sentiment has been key. Asian economies are showing signs of bottoming; Latin markets have bounced as Brazil has begun to take the hard medicine needed to solve its fiscal problems; and the European and Mediterranean market participants have realized that Russia's collapse does not mean the end of the world for these countries' economic growth.

Japan - A change in Prime Minister may hold the promise of progress on Japan's banking crisis and economic slowdown, but we are still cautious with an underweighted position. While concerned about the overall market, we have continued our selective strategy of buying financially sound industrial and financial companies. We have also added to our technology and telecommunications holdings over the period.

Although forecasted economic growth for Europe has been revised downward, European stocks may have the potential to offer the best earnings growth next year. The introduction of the Euro, which is the common currency of the European monetary union, on January 1, 1999, will further financial and economic integration. Also we expect to see continued mergers and acquisition activity and shareholder-oriented policies in Europe. As well as local dynamics, events in mature markets - health of the U.S., Japanese and European countries' economies, Japanese bank restructuring, multilateral support, and interest rate policies of the G-7 - will prove critical for emerging markets in 1999.


U.S. GOVERNMENT CATEGORY

The bond market has been subject to high volatility because of adverse technical factors during this six-month period ended November 30, 1998. Beginning with the Russian government bond default in mid-August, a "flight to quality" started a strong rally in U.S. Treasury bonds which moved their interest rates lower. This rally accelerated when some highly leveraged hedge funds(2) collapsed. The result was unsustainably lower interest rates on U.S. Treasury bonds while liquidity in the rest of the bond market vanished when bond dealers refused to bid for bonds. This lack of liquidity caused interest rates in the rest of the bond market to move sharply higher. A rally in the Japanese yen in October then caused several hedge funds to sell U.S. Treasury bonds, thereby reversing the diverging trend and forcing their interest rates higher. As the dust has settled, interest rates are lower on balance but not as low as they were in early October.

To reduce price volatility in this turbulent period, we shifted one-third of this portfolio category to shorter term U.S. Government Agency securities and reduced the long-term U.S. Treasury bonds. GNMA mortgage pass-through securities continue to be around one-half of this portfolio category.

Meanwhile, the Federal Reserve has overtly announced an "easing" in monetary policy with its three reductions in both the Fed Funds' target rate and its own discount window rate. Therefore, interest rates should stabilize around current levels.

(2) A private investment pool for wealthy investors that, unlike a mutual fund, is exempt from SEC regulation.


REAL ESTATE CATEGORY

Real estate securities performed poorly during the six months ended November 30, 1998. Shares of Real Estate Investment Trusts (REITs), as measured by the National Association of Real Estate Investment Trusts (NAREIT) equity index, declined 11.49% on a total return basis. This was well below the 7.50% return on the S&P 500 Index. This was not what one might have expected given interest rate cuts (a positive development for a capital intensive industry) and strong (especially relative to the S&P 500), albeit decelerating, earnings growth. However, interest rates declined only for U.S. Government obligations. This "flight to quality" meant that the interest rate spread over treasury rates for real estate companies widened dramatically, such that the cost of debt capital for REITs actually rose during the half. Moreover, the market became increasingly concerned that a recession might soon be upon us. This would negatively impact demand for space at a time when new supply was coming on stream. It also might bring what had been a pattern of rising operating income at the property level to an abrupt halt. Consequently, real estate prices declined during the last six months - a development which flowed through to real estate securities.

Compared to the NAREIT equity index, the Fund is overweighted in office and industrial properties and full-service hotels. It is underweighted in apartments, retail, healthcare, and diversified REITs. A significant exposure to special situations within the real estate industry has been built through the purchase of stocks focusing on ski resorts, golf courses, megaplex movie theatres, prisons, and laboratories.


GOLD CATEGORY

Gold prices rose .4% from $293.60 to $294.70 during the six months ended November 30, 1998. The common stocks of gold mining companies declined slightly. The Fund had no exposure to gold stocks during this period.


Past performance is no guarantee of future results and the value of your investment may vary according to the Fund's performance.


ASSET ALLOCATION
----------------

A pie chart is shown here depicting the Asset Allocation as of November 30, 1998 of the USAA Cornerstone Strategy Fund to be:

International Securities - 27.4%*; Basic Value Stocks - 24.5%*; U. S. Government Securities - 24.2%*; and Real Estate Securities - 23.0%*.

* Percentages are of the Net Assets in the Portfolio and may or may not equal 100%.








------------------------------------
       TOP 10 INDUSTRIES
       (% OF NET ASSETS)
------------------------------------
Real Estate Investment Trust    21.3
Telephones                       4.7
Banks - Major Rigional           4.1
Healthcare - Diversified         3.4
Oil - International Integrated   2.9
Drugs                            2.2
Auto Parts                       2.1
Leisure Time                     1.6
Machinery Diversified            1.4
Chemicals                        1.4
------------------------------------

------------------------------------
        TOP 3 HOLDINGS
        IN EACH SECTOR
       (% OF NET ASSETS)
------------------------------------
FOREIGN
--------
Nokia ADR                   0.7
Novartis AG                 0.6
Autoliv SDR                 0.6

REAL ESTATE
------------
Starwood Lodging            1.1
Avalonbay Communities       1.0
Post Properties             1.0

U.S. GOVERNMENT
----------------
GNMA @ 5.65%                7.8
GNMA @ 6.50%                4.5
U.S. Treasury Bond @ 7.88%  3.5

BASIC VALUE
------------
Bristol-Myers Squibb        1.8
American Home Products      1.6
Monsanto                    0.9
---------------------------------


Foreign investing is subject to additional risks, which are discussed in the Fund's prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign securities.

See page 10 for a complete listing of the Portfolio of Investments.








USAA CORNERSTONE STRATEGY FUND
PORTFOLIO OF INVESTMENTS

November 30, 1998
(Unaudited)
                                                                        Market
     Number                                                             Value
     of Shares                 Security                                  (000)
--------------------------------------------------------------------------------

                        INTERNATIONAL SECURITIES (27.4%)
                          INTERNATIONAL STOCKS (27.2%)

              Argentina (0.1%)
     28,000   IRSA Inversiones y Representaciones S.A. GDR            $      784
     23,400   Telefonica de Argentina S.A. ADR                               758
--------------------------------------------------------------------------------
                                                                           1,542
                                                                           -----
              Australia (0.3%)
    237,750   Cable & Wireless Optus Ltd. *                                  445
    255,000   CSL Ltd.                                                     1,987
    642,400   HIH Insurance Ltd.                                             484
    135,000   Smith (Howard) Ltd.                                            872
--------------------------------------------------------------------------------
                                                                           3,788
                                                                         -------
              Austria (0.8%)
      8,142   Bank Austria AG                                                421
     58,400   Boehler Uddeholm AG                                          2,725
     90,300   VA Flughafen Wien AG                                         4,018
     37,400   VA Technologie AG                                            3,134
--------------------------------------------------------------------------------
                                                                          10,298
                                                                         -------
              Brazil (0.3%)
     33,900   Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR   680
 31,818,020   Companhia Energetica de Minas Gerais (Cemig) (Preferred)       806
     95,900   Panamerican Beverages, Inc."A"                               2,212
  5,600,000   Petroleo Brasileiro S.A.(Preferred)                            797
--------------------------------------------------------------------------------
                                                                           4,495
                                                                         -------
              Canada (1.7%)
    342,300   Anderson Exploration Ltd. *                                  3,031
    100,000   Canadian National Railway Co.                                5,400
    274,800   Canadian Occidental Petroleum Ltd.                           3,658
    294,000   National Bank of Canada                                      4,600
     37,000   Northern Telecom Ltd.                                        1,727
    104,000   OSF, Inc. *                                                    767
    143,300   Suncor, Inc.                                                 4,371
--------------------------------------------------------------------------------
                                                                          23,554
                                                                         -------
              Chile (0.1%)
     24,800   Sociedad Quimica y Minera de Chile S.A. ADR                    955
--------------------------------------------------------------------------------
              China (0.1%)
    837,000   New World Infrastructure Ltd.*                               1,254
--------------------------------------------------------------------------------
              Denmark (1.4%)
     45,100   Carli Gry International A/S                                  2,378
     47,000   ISS International Service System A/S "B"                     3,097
    153,200   SAS Danmark A/S                                              1,853
     24,400   Tele Danmark A/S "B"                                         2,724
     58,200   Tele Danmark A/S ADR                                         3,227
     63,300   Unidanmark A/S                                               5,163
--------------------------------------------------------------------------------
                                                                          18,442
                                                                         -------
              Egypt (0.1%)
     39,300   Suez Cement Co. S.A.E. GDR                                     564
--------------------------------------------------------------------------------
              Finland (1.4%)
  1,115,400   Merita plc "A"                                               6,487
     91,200   Nokia Corp. ADR                                              8,937
    141,000   Raisio Group plc                                             1,826
    138,900   Rauma OYJ                                                    1,952
--------------------------------------------------------------------------------
                                                                          19,202
                                                                         -------
              France (2.7%)
     15,100   Accor S.A.                                                   3,318
      4,430   Bouygues Offshore S.A. ADR                                      54
     54,817   CNP Assurances *                                             1,657
     94,800   Coflexip ADR                                                 3,460
    116,700   Elf Aquitaine ADR                                            7,265
     34,000   Eramet Group                                                 1,076
     10,300   Essilor International                                        4,010
     22,970   ISIS S.A.                                                    1,659
     36,900   Louis Dreyfus Citrus                                         1,036
     62,200   Renault S.A.                                                 2,886
     41,700   Rhone Poulenc S.A.                                           2,078
     69,839   SEITA                                                        4,051
     28,000   Simco S.A.                                                   2,480
     35,000   Valeo S.A.                                                   2,996
--------------------------------------------------------------------------------
                                                                          38,026
                                                                         -------
              Germany (1.7%)
    133,500   Continental AG                                               3,274
    130,000   Hoechst AG                                                   5,579
     84,400   Merck KGaA                                                   3,433
      5,364   SAP AG                                                       2,428
      4,335   SAP AG (Preferred)                                           2,256
    110,000   Veba AG                                                      6,095
--------------------------------------------------------------------------------
                                                                          23,065
                                                                         -------
              Greece (0.2%)
     79,400   Hellenic Telecommunications Organization S.A. (OTE) *        1,980
     21,240   National Bank of Greece S.A. GDR *                             765
      1,700   Panafon Hellenic Telecommunications Co. S.A. *                  30
--------------------------------------------------------------------------------
                                                                           2,775
                                                                         -------
              Hong Kong (0.1%)
     44,000   Asia Satellite Telecommunications Holdings Ltd. ADR            699
    170,000   Hutchison Whampoa Ltd.                                       1,213
--------------------------------------------------------------------------------
                                                                           1,912
                                                                         -------
              Hungary (0.2%)
     44,000   Magyar Tavkozlesi RT. (MATAV) ADR                            1,204
     75,000   Mol Magyar Olaj-Es Gazipari GDR                              1,729
--------------------------------------------------------------------------------
                                                                           2,933
                                                                         -------
              India (0.1%)
     55,300   Hindalco Industries Ltd. GDR                                   636
     78,800   Larsen & Toubro Ltd. GDR                                       528
     63,300   Videsh Sanchar Nigam Ltd. GDR                                  647
--------------------------------------------------------------------------------
                                                                           1,811
                                                                         -------
              Israel (0.1%)
     46,800   Blue Square - Israel Ltd. ADR                                  570
--------------------------------------------------------------------------------
              Italy (1.5%)
     61,200   ENI S.p.A. ADR                                               3,741
    632,000   Erg S.p.A.                                                   2,186
     58,500   Gucci Group N.V.                                             2,636
    789,000   Italgas S.p.A.                                               3,899
  1,284,000   Telecom Italia S.p.A.                                        8,018
--------------------------------------------------------------------------------
                                                                          20,480
                                                                         -------
              Japan (2.0%)
    126,000   Bridgestone Corp.                                            2,946
     95,000   Daibiru Corp.                                                  639
      7,000   Honda Motor Co. Ltd.                                           251
     46,000   Ito-Yokado Co. Ltd.                                          2,808
     22,700   Justsystem Corp. *                                             110
    115,500   Laox Co. Ltd.                                                  750
    105,000   Namco                                                        2,045
     30,000   Nomura Securities Co. Ltd.                                     292
      1,079   NTT Data Corp.                                               4,712
         29   NTT Mobile Communication Network, Inc. *                     1,106
     70,000   Sankyo Co. Ltd.                                              1,591
    171,000   Sanwa Bank Ltd.                                              1,548
    149,000   Sharp Corp.                                                  1,313
     32,000   Sony Corp.                                                   2,340
     16,000   Terumo Corp.                                                   355
    390,000   Toko, Inc.                                                   1,570
    685,000   Toshiba Corp.                                                3,836
--------------------------------------------------------------------------------
                                                                          28,212
                                                                         -------
              Korea (0.1%)
    251,311   Samsung Heavy Industries *                                   1,392
    117,145   Samsung Heavy Industries Rights *                              178
--------------------------------------------------------------------------------
                                                                           1,570
                                                                         -------
              Malaysia (0.1%)
    537,400   Genting Bhd (a)                                                796
--------------------------------------------------------------------------------
              Mexico (0.2%)
     72,437   Desc, Sociedad de Fomento Industrial,  S.A. de C.V. ADR      1,367
    106,000   Tubos de Acero de Mexico, S.A. ADR                             749
--------------------------------------------------------------------------------
                                                                           2,116
                                                                         -------
              Netherlands (2.7%)
    157,600   Akzo Nobel N.V.                                              6,460
     84,400   Benckiser N.V. "B"                                           4,987
     33,000   EVC International N.V.                                         260
     99,780   ING Group N.V.                                               5,713
    141,000   Koninklijke KPN N.V.                                         6,082
    126,600   Koninklijke Pakhoed N.V.(Certificates)                       3,111
     87,200   Oce-van der Grinten N.V.                                     3,064
     56,700   Philips Electronics N.V.                                     3,590
     11,650   Simac Techniek N.V.                                          1,492
     80,500   VNU N.V.                                                     2,765
--------------------------------------------------------------------------------
                                                                          37,524
                                                                         -------
              Norway (0.7%)
  1,122,900   Christiania Bank og Kreditkasse                              4,124
    118,600   Schibsted ASA                                                1,362
    449,300   Storebrand ASA *                                             3,331
    297,000   Tandberg Data ASA *                                            912
--------------------------------------------------------------------------------
                                                                           9,729
                                                                         -------
              Philippines (0.1%)
  7,000,000   SM Prime Holdings, Inc.                                      1,315
--------------------------------------------------------------------------------
              Poland (0.1%)
    120,000   Elektrim S.A.                                                1,010
    226,737   Polifarb Cieszyn-Wroclaw S.A.                                  299
--------------------------------------------------------------------------------
                                                                           1,309
                                                                         -------
              Portugal (0.8%)
    139,800   Banco Pinto & Sotto Mayor S.A.                               2,548
     24,500   Brisa-Auto Estradas de Portugal S.A.                         1,324
     95,245   Cimentos de Portugal S.A.                                    3,012
     92,100   Portugal Telecom S.A. ADR                                    4,058
--------------------------------------------------------------------------------
                                                                          10,942
                                                                         -------
              Russia (0.1%)
     30,000   LUKoil ADR                                                     615
--------------------------------------------------------------------------------
              Singapore (0.1%)
    108,000   Keppel Corp. Ltd.                                              284
    330,000   Overseas Union Bank Ltd.                                     1,331
--------------------------------------------------------------------------------
                                                                           1,615
                                                                         -------
              South Africa (0.1%)
    590,000   Sanlam Ltd. *                                                  622
     29,500   South African Breweries Ltd.                                   499
--------------------------------------------------------------------------------
                                                                           1,121
                                                                         -------
              Spain (0.9%)
    203,200   Argentaria, Caja Postal y Banco Hipotecario de Espana, S.A.  4,730
     80,800   Corporacion Mapfre                                           2,239
     42,600   Telefonica de Espana S.A. ADR                                5,937
--------------------------------------------------------------------------------
                                                                          12,906
                                                                         -------
              Sweden (1.2%)
    230,600   Autoliv, Inc. SDR                                            8,317
  1,383,000   Swedish Match AB                                             4,673
    126,000   Volvo AB                                                     2,926
--------------------------------------------------------------------------------
                                                                          15,916
                                                                         -------
              Switzerland (1.3%)
      4,550   Novartis AG                                                  8,538
     13,200   Selecta Group AG                                             3,384
      4,938   Sulzer AG P.C.                                               2,790
      9,180   Swisscom AG *                                                3,090
     12,003   Tag Heuer International S.A.                                   828
    108,300   Tag Heuer International S.A. ADR                               758
--------------------------------------------------------------------------------
                                                                          19,388
                                                                         -------
              Taiwan (0.1%)
  2,255,000   China Steel Corp.                                            1,467
--------------------------------------------------------------------------------
              Turkey (0.1%)
 16,740,000   Akbank T.A.S.                                                  342
 24,111,741   Yapi Ve Kredi Bankasi A.S.                                     294
  5,786,817   Yapi Ve Kredi Bankasi Receipts *, (a)                           70
--------------------------------------------------------------------------------
                                                                             706
                                                                         -------
              United Kingdom (3.6%)
  1,296,200   Billiton plc                                                 2,833
    132,700   British Telecommunications plc *                             1,818
     74,000   Cable & Wireless plc *                                         940
    220,000   Cadbury Schweppes plc                                        3,302
  1,845,000   Cookson Group plc                                            4,047
  1,010,000   Corporate Services Group plc                                 2,449
     35,500   Doncasters plc ADR *                                           581
    255,100   EMI Group plc                                                1,519
    328,000   Laporte plc                                                  2,775
    847,600   LucasVarity plc                                              2,908
  1,272,000   Medeva plc                                                   2,161
    260,000   National Westminster Bank plc                                4,743
    282,866   Reuters Group plc                                            2,732
    870,000   Safeway plc                                                  4,291
  1,125,500   Tomkins plc                                                  5,217
    911,197   WPP Group plc                                                5,020
     32,925   Zeneca Group plc *                                           1,369
--------------------------------------------------------------------------------
                                                                          48,705
                                                                         -------
              Total international stocks (cost: $310,640)                371,618
                                                                         -------

  Principal
   Amount
    (000)
------------
                         INTERNATIONAL BONDS (0.2%)
              Japan (0.2%)
$     2,100   MBL International Finance (Bermuda) Trust,
               Convertible Notes, 3.00%, 11/30/2002 (cost: $2,167)         2,100
                                                                        --------
               Total international securities (cost: $312,807)           373,718
                                                                        --------

                         REAL ESTATE SECURITIES (23.0%)
              Leisure Time (0.9%)
    500,000   Vail Resorts Inc. *                                         12,625
--------------------------------------------------------------------------------
              Lodging/Hotel (1.0%)
    900,000   Host Marriott Corp. *                                       13,219
--------------------------------------------------------------------------------
              Real Estate Investment Trusts (21.1%)
    300,000   Alexandria Real Estate Equities, Inc.                        9,262
    400,000   Avalonbay Communities, Inc.                                 13,550
    400,000   Boston Properties, Inc.                                     12,625
    600,000   Brandywine Realty Trust                                     10,800
    300,000   Chelsea GCA Realty, Inc.                                    10,144
    350,000   Correctional Properties Trust                                6,738
    650,000   Entertainment Properties Trust                              11,984
    500,000   Felcor Lodging Trust, Inc.                                  11,906
    500,000   First Industrial Realty Trust, Inc.                         12,094
    400,000   Gables Residential Trust                                     9,925
    375,000   Golf Trust of America, Inc.                                  9,797
    475,000   Highwoods Properties, Inc.                                  12,914
    500,000   Liberty Property Trust                                      12,312
    425,000   Mack-Cali Realty Corp.                                      12,617
    550,000   Mills Corp.                                                 11,791
    350,000   Pan Pacific Retail Properties, Inc.                          6,978
  1,000,000   Patriot American Hospitality, Inc.                           7,375
    350,000   Philips International Realty Corp.                           5,425
    350,000   Post Properties, Inc.                                       13,387
    500,000   Prentiss Properties Trust                                   10,875
    300,000   Prime Group Realty Trust                                     4,500
    400,000   Shurgard Storage Centers, Inc.                              10,525
    425,000   Simon Property Group, Inc.                                  12,591
    500,000   Starwood Lodging Trust                                      15,187
    300,000   Storage USA, Inc.                                            9,525
    225,000   Sun Communities, Inc.                                        7,327
    200,000   Tower Realty Trust, Inc.                                     3,763
    400,000   Weeks Corp.                                                 11,450
--------------------------------------------------------------------------------
                                                                         287,367
                                                                        --------
              Total real estate securities (cost: $318,117)              313,211
                                                                        --------

                           BASIC VALUE STOCKS (24.5%)
              Aerospace/Defense (0.9%)
    289,660   Boeing Co.                                                  11,767
--------------------------------------------------------------------------------
              Aluminum (0.2%)
     30,000   Aluminum Co. of America                                      2,224
--------------------------------------------------------------------------------
              Automobiles (0.4%)
    100,000   Ford Motor Co.                                               5,525
--------------------------------------------------------------------------------
              Auto Parts (0.2%)
    176,700   Meritor Automotive, Inc.                                     3,125
--------------------------------------------------------------------------------
              Banks - Major Regional (1.7%)
    230,000   Fleet Financial Group, Inc.                                  9,588
    150,000   PNC Bank Corp.                                               7,734
    150,000   SouthTrust Corp.                                             5,513
--------------------------------------------------------------------------------
                                                                          22,835
                                                                        --------
              Banks - Money Center (0.9%)
     38,000   Bankers Trust Corp.                                          3,306
    136,000   Chase Manhattan Corp.                                        8,627
--------------------------------------------------------------------------------
                                                                          11,933
                                                                        --------
              Beverages - Nonalcoholic (0.2%)
     30,000   Coca-Cola Co.                                                2,102
--------------------------------------------------------------------------------
              Chemicals (1.0%)
     50,000   Millennium Chemicals, Inc.                                   1,194
    275,000   Monsanto Co.                                                12,461
--------------------------------------------------------------------------------
                                                                          13,655
                                                                        --------
              Chemicals - Diversified (0.8%)
    300,000   B.F. Goodrich Co.                                           11,381
--------------------------------------------------------------------------------
              Chemicals - Specialty (0.3%)
    122,600   Olin Corp.                                                   3,747
--------------------------------------------------------------------------------
              Computer Software & Service (0.1%)
     15,000   Microsoft Corp. *                                            1,830
--------------------------------------------------------------------------------
              Containers - Metals & Glass (0.3%)
     95,000   Ball Corp.                                                   4,061
--------------------------------------------------------------------------------
              Drugs (0.6%)
    160,000   Pharmacia & Upjohn, Inc.                                     8,330
--------------------------------------------------------------------------------
              Electrical Equipment (0.4%)
    115,000   Rockwell International Corp.                                 5,628
--------------------------------------------------------------------------------
              Electronics - Semiconductors (1.0%)
    125,000   Intel Corp.                                                 13,453
--------------------------------------------------------------------------------
              Equipment - Semiconductors (0.8%)
    300,000   Applied Materials, Inc. *                                   11,625
--------------------------------------------------------------------------------
             Finance - Consumer (0.2%)
     42,408   Associates First Capital Corp."A"                            3,303
--------------------------------------------------------------------------------
              Finance - Diversified (0.4%)
    100,000   PMI Group, Inc.                                              5,469
--------------------------------------------------------------------------------
              Foods (0.2%)
     80,000   Ralston Purina Group                                         2,785
--------------------------------------------------------------------------------
              Healthcare - Diversified (3.4%)
    400,000   American Home Products Corp.                                21,300
    200,000   Bristol-Myers Squibb Co.                                    24,512
--------------------------------------------------------------------------------
                                                                          45,812
                                                                        --------
              Household Products (0.2%)
     30,000   Procter & Gamble Co.                                         2,629
--------------------------------------------------------------------------------
              Insurance - Property/Casualty (0.7%)
    130,000   Allstate Corp.                                               5,298
    102,000   HSB Group,  Inc.                                             4,220
--------------------------------------------------------------------------------
                                                                           9,518
                                                                        --------
              Leisure Time (0.5%)
    310,000   Brunswick Corp.                                              6,820
--------------------------------------------------------------------------------
              Machinery - Diversified (1.1%)
    100,000   Caterpillar, Inc.                                            4,944
    300,000   Deere & Co.                                                 10,481
--------------------------------------------------------------------------------
                                                                          15,425
                                                                        --------
              Manufacturing - Specialized (0.2%)
     71,700   Avery Dennison Corp.                                         3,437
--------------------------------------------------------------------------------
              Medical Products & Supplies (1.0%)
    250,000   Bausch & Lomb, Inc.                                         13,875
--------------------------------------------------------------------------------
              Natural Gas Utilities (0.4%)
    120,000   NICOR, Inc.                                                  5,048
--------------------------------------------------------------------------------
              Oil - Domestic Integrated (0.2%)
    125,000   Occidental Petroleum Corp.                                   2,531
--------------------------------------------------------------------------------
              Oil - International Integrated (1.8%)
     70,000   Chevron Corp.                                                5,854
    120,000   Mobil Corp.                                                 10,343
    150,000   Texaco, Inc.                                                 8,634
--------------------------------------------------------------------------------
                                                                          24,831
                                                                        --------
              Oil & Gas - Drilling/Equipment (0.1%)
    100,000   Helmerich & Payne, Inc.                                      1,725
--------------------------------------------------------------------------------
              Paper & Forest Products (0.1%)
    223,800   Unisource Worldwide, Inc.                                    1,762
--------------------------------------------------------------------------------
              Railroads/Shipping (0.6%)
    255,000   Norfolk Southern Corp.                                       7,746
--------------------------------------------------------------------------------
              Retail - Department Stores (0.7%)
     85,000   J.C. Penney Company, Inc.                                    4,675
     70,000   May Department Stores Co.                                    4,222
--------------------------------------------------------------------------------
                                                                           8,897
                                                                        --------
              Retail - General Merchandising (0.3%)
     90,000   Sears, Roebuck & Co.                                         4,269
--------------------------------------------------------------------------------
              Telecommunications - Long Distance (0.7%)
    120,000   Sprint Corp.                                                 8,730
     60,000   Sprint PCS *                                                   960
--------------------------------------------------------------------------------
                                                                           9,690
                                                                        --------
              Telephones (1.9%)
    170,000   Bell Atlantic Corp.                                          9,456
    120,000   GTE Corp.                                                    7,440
    186,000   SBC Communications Corp.                                     8,917
--------------------------------------------------------------------------------
                                                                          25,813
                                                                        --------
              Total basic value stocks (cost: $192,823)                  334,606
                                                                        --------


  Principal
   Amount
    (000)
--------------

                     U.S. GOVERNMENT & AGENCY ISSUES (24.2%)
              Government National Mortgage Assoc. (19.9%)
$   105,110   5.65%, 6/12/2000                                           106,233
     45,520   6.00%, 4/15/2028 - 9/15/2028                                45,176
     61,071   6.50%, 5/15/2023 - 3/15/2026                                61,820
     46,560   7.00%, 8/15/2023 - 5/15/2026                                47,746
      2,193   7.50%, 3/15/2017                                             2,280
      1,872   8.00%, 6/15/2016 - 3/15/2017                                 1,973
      2,660   8.50%, 9/15/2009 - 2/15/2017                                 2,855
        189   9.00%, 6/15/2016 - 10/15/2016                                  203
      2,718   9.50%, 6/15/2009 - 8/15/2017                                 2,940
        480   10.00%, 11/15/2009 - 4/15/2016                                 529
         57   11.50%, 3/15/2013                                               64
--------------------------------------------------------------------------------
                                                                         271,819
                                                                        --------
              U.S. Treasury (3.5%)
     36,264   U.S. Treasury Bonds, 7.88%, 2/15/2021                       48,129
--------------------------------------------------------------------------------
              Discount Note (0.8%)
     10,147   Federal Home Loan Mortgage Corp., 5.10%
               12/01/1998                                                 10,147
--------------------------------------------------------------------------------
              Total U.S. Government & agency issues (cost: $311,507)     330,095
                                                                      ----------
              Total investments (cost: $1,135,254)                    $1,351,630
================================================================================

----------------------
*Non-income producing.








                          PORTFOLIO SUMMARY BY INDUSTRY
                         -------------------------------

            U.S. Government & Agency Issues                     24.2%
            Real Estate Investment Trusts                       21.3
            Telephones                                           4.7
            Banks - Major Regional                               4.1
            Healthcare - Diversified                             3.4
            Oil - International Integrated                       2.9
            Drugs                                                2.2
            Auto Parts                                           2.1
            Leisure Time                                         1.6
            Banks - Money Center                                 1.4
            Chemicals                                            1.4
            Electronics - Semiconductors                         1.4
            Machinery - Diversified                              1.4
            Medical Products & Supplies                          1.3
            Lodging / Hotel                                      1.2
            Railroads / Shipping                                 1.2
            Computer Software & Service                          1.1
            Chemicals - Specialty                                1.0
            Insurance - Multi-Line Companies                     1.0
            Other                                               20.2
                                                               ------
                                                                99.1%
                                                               ======









USAA CORNERSTONE STRATEGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 1998
(Unaudited)



GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES

(a) Illiquid security valued using methods determined by the Fund's investment manager under the general supervision of the Board of Trustees. At November 30, 1998, these securities represented .06% of the Fund's net assets.



See accompanying notes to financial statements.









USAA CORNERSTONE STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 1998
(Unaudited)


ASSETS
   Investments in securities, at  market  value(identified
     cost  of $1,135,254)                                             $1,351,630
   Cash                                                                      394
   Cash  denominated  in  foreign   currencies (identified
     cost of $1,011)                                                       1,038
   Receivables:
      Capital shares sold                                                    409
      Dividends and interest                                               6,165
      Securities sold                                                     10,118
   Unrealized  appreciation on foreign currency contracts held,
     at value                                                                  2
                                                                      ----------
        Total assets                                                   1,369,756
                                                                      ----------

LIABILITIES
   Securities purchased                                                    2,646
   Unrealized depreciation on foreign currency
     contracts held, at value                                                 13
   Capital shares redeemed                                                 1,918
   USAA Investment Management Company                                        836
   USAA Transfer Agency Company                                              235
   Accounts payable and accrued expenses                                       7
                                                                      ----------
         Total liabilities                                                 5,655
                                                                      ----------
            Net assets applicable to capital shares outstanding       $1,364,101
                                                                      ==========

REPRESENTED BY:
   Paid-in capital                                                    $1,082,891
   Accumulated undistributed net investment income                        19,896
   Accumulated net realized gain on investments                           44,898
   Net unrealized appreciation of investments                            216,376
   Net unrealized appreciation on foreign currency translations               40
                                                                      ----------
            Net assets applicable to capital shares outstanding       $1,364,101
                                                                      ==========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                        50,172
                                                                      ==========
   Net asset value, redemption price, and offering price per share    $    27.19
                                                                      ==========




See accompanying notes to financial statements.









USAA CORNERSTONE STRATEGY FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 1998
(Unaudited)



Net investment income:
    Income (net of foreign taxes withheld of $386):
       Dividends                                                       $ 16,587
       Interest                                                          11,198
                                                                      ----------
         Total income                                                    27,785
                                                                      ----------

   Expenses:
      Management fees                                                     5,208
      Transfer agent's fees                                               1,389
      Custodian's fees                                                      301
      Postage                                                               158
      Shareholder reporting fees                                             87
      Trustees' fees                                                          2
      Registration fees                                                      40
      Professional fees                                                      14
      Other                                                                  14
                                                                      ----------
         Total expenses                                                   7,213
                                                                      ----------
            Net investment income                                        20,572
                                                                      ----------
Net realized  and  unrealized  loss on  investments
  and  foreign  currency:
    Net realized gain (loss) on:
      Investments                                                        45,879
      Foreign currency transactions                                        (385)
    Change in net unrealized appreciation/depreciation of:
      Investments                                                      (151,150)
      Foreign currency translations                                         422
                                                                      ----------
            Net realized and unrealized loss                           (105,234)
                                                                      ----------
Decrease in net assets resulting from operations                      $ (84,662)
                                                                      ==========


See accompanying notes to financial statements.










USAA CORNERSTONE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 1998
and Year ended May 31, 1998
(Unaudited)

                                                          11/30/98      5/31/98
                                                        ------------------------

From operations:
   Net investment income                                $   20,572   $   37,298
   Net realized gain on investments                         45,879       89,325
   Net realized loss on foreign currency transactions         (385)        (314)
   Change in net unrealized appreciation/depreciation of:
      Investments                                         (151,150)      92,366
      Foreign currency translations                            422         (354)
                                                        ------------------------
      Increase (decrease) in net assets resulting
         from operations                                   (84,662)     218,321
                                                        ------------------------
Distributions to shareholders from:
   Net investment income                                   (14,923)     (34,020)
                                                        ------------------------
   Net realized gains                                      (40,489)     (88,733)

From capital share transactions:
   Proceeds from shares sold                                78,781      222,386
   Shares issued for dividends reinvested                   54,300      120,534
   Cost of shares redeemed                                (129,164)    (201,585)
                                                        ------------------------
      Increase in net assets from capital share
        transactions                                         3,917      141,335
                                                        ------------------------
Net increase (decrease) in net assets                     (136,157)     236,903
Net assets:
   Beginning of period                                   1,500,258    1,263,355
                                                        ------------------------
   End of period                                        $1,364,101   $1,500,258
                                                        ========================
Undistributed net investment income included in
   net assets:
   End of period                                        $   19,896   $   14,632
                                                        ========================
Change in shares outstanding:
   Shares sold                                               2,883        7,618
   Shares issued for dividends reinvested                    1,877        4,304
   Shares redeemed                                          (4,783)      (6,906)
                                                        ------------------------
      Increase (decrease) in shares outstanding                (23)       5,016
                                                        ========================



See accompanying notes to financial statements.













USAA CORNERSTONE STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS

November 30, 1998
(Unaudited)



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Strategy Fund (the Fund). The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving the purchasing power of shareholders' capital.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to decrease paid-in capital by $8,000 and to increase accumulated net realized gain on investments by $8,000.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term debt securities are amortized over the life of the respective securities. Amortization of market discounts on long-term debt securities is recognized as interest income upon disposition of the security to the extent there is a gain on disposition.

D. Foreign currency translations - The assets of the Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

F. Euro Conversion Risk - On January 1, 1999, countries participating in the European Monetary Union will begin converting their currencies into a new currency unit called the euro. The countries initially participating in the conversion are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, and Spain. Conversion to the euro may present certain risks to investments of the Fund held in one of the currencies being replaced. The conversion is not expected to have a material impact on the Fund's investments.


(2) LINES OF CREDIT

The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted),and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, the Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets at NationsBank's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 1998.

(3) DISTRIBUTIONS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.


(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 1998 were $354.5 million and $388.9 million, respectively.

Gross unrealized appreciation and depreciation of investments at November 30, 1998 was $276.6 million and $60.2 million, respectively.


(5) FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At November 30, 1998, the terms of open foreign currency contracts were as follows (in thousands):

Foreign Currency Contracts to Buy:

-----------------------------------------------------------------------------------------------
                                       U.S. Dollar   In Exchange
   Exchange                            Value as of     for U.S.     Unrealized    Unrealized
   Date     Contracts to Receive        11/30/98       Dollar       Appreciation  Depreciation
-----------------------------------------------------------------------------------------------

12/01/98     8,670    Greek Drachma     $   31        $   31         $  -          $  -
12/04/98     1,143    British Pound      1,886         1,893            -            (7)
12/07/98        44    British Pound         72            72            -             -
12/07/98     3,540    South African Rand   622           623            -            (1)
-----------------------------------------------------------------------------------------------
                                        $2,611        $2,619         $  -          $ (8)
===============================================================================================



Foreign Currency Contracts to Sell:


----------------------------------------------------------------------------------------
                                     U.S. Dollar    In Exchange
 Exchange                             Value as of     for U.S.    Unrealized     Unrealized
   Date      Contracts to Deliver       11/30/98       Dollar    Appreciation  Depreciation
----------------------------------------------------------------------------------------
 12/01/98     20,348 Japanese Yen      $  165       $  165          $  -          $  -
 12/02/98        182 British Pound        300          302             2             -
 12/02/98      9,212 Japanese Yen          75           75             -             -
 12/02/98     20,681 Japanese Yen         168          168             -             -
 12/02/98        544 Swiss Franc          390          385             -            (5)
 12/03/98      9,305 Japanese Yen          75           75             -             -
 12/07/98         87 Singapore Dollar      53           53             -             -
----------------------------------------------------------------------------------------
                                       $1,226       $1,223          $  2          $ (5)
========================================================================================


(6) TRANSACTIONS WITH MANAGER

A. Management fees - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23.50 per shareholder account plus out-of-pocket expenses. Effective January 1, 1999, the annual charge will be $26.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Brokerage services - USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the six-month period ended November 30, 1998 was $12,000.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated Trustees or Fund officers received any compensation from the Fund.

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:



                         Six-month                                              Eight-month
                        Period Ended                                           Period Ended
                        November 30,                Year Ended May 31,             May 31,
                       ------------------------------------------------------------------------

                           1998        1998         1997      1996       1995         1994
                       ------------------------------------------------------------------------

Net asset value at
   beginning of period  $    29.89  $    27.96  $    25.47  $    22.63    $  23.24  $  23.43
Net investment income          .41         .77         .74         .73         .68       .40
Net realized and
  unrealized gain (loss)     (2.00)       3.78        3.37        3.18         .67       .29
 Distributions from net
   investment income          (.30)       (.72)       (.78)       (.74)       (.58)     (.59)
Distributions of realized
   capital gains              (.81)      (1.90)       (.84)       (.33)      (1.38)     (.29)
                       ------------------------------------------------------------------------
Net asset value at
   end  of period       $    27.19      $29.89  $    27.96  $     5.47    $  22.63    $23.24
                       ========================================================================
Total return (%) *           (5.56)      17.15       16.94       17.79        6.43      3.00
Net assets at end
   of period (000)      $1,364,101  $1,500,258  $1,263,355  $1,035,844    $874,587  $814,869
Ratio of expenses to
   average net assets (%)     1.04(a)     1.01        1.06        1.15        1.13      1.11(a)
Ratio of net investment
   income to average
   net assets (%)             2.96(a)     2.64        2.88        3.06        3.16      2.68(a)

Portfolio turnover (%)       25.74       32.73       35.14       36.15       33.17     30.87





*Assumes reinvestment of all dividend income and capital gain distributions during the period.

(a)Annualized. The ratio is not necessarily indicative of 12 months of operations.












TRUSTEES
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 7:30 a.m. to 8:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.

For Additional Information On Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-Hour Service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund TouchLine(Registered Trademark)
(from Touchtone phones only)
For account balance, last transaction or fund prices
1-800-531-8777, (in San Antonio) 498-8777